Parent company only condensed financial information (Details) $ / shares in Units, ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares	Jun. 18, 2020 shares
ASSETS
Cash and cash equivalents	¥ 78,861	$ 11,434	¥ 70,767
Short-term investments	141,095	20,457	114,564
Investments in subsidiaries and consolidated VIEs | ¥	28,952		36,254
Prepayments and other assets	15,156	2,197	11,455
Total assets	595,250	86,303	496,507
LIABILITIES
Short-term debts	12,146	1,761	4,368
Unsecured senior notes	10,224	1,482	9,386
Long-term borrowings	20,009	2,901
Accrued expenses and other liabilities	42,570	6,172	34,468
Total liabilities	321,127	46,558	249,723
SHAREHOLDERS' EQUITY:
Additional paid-in capital	184,041	26,683	182,578
Statutory reserves	3,473	504	1,586
Treasury stock	(2,493)	(361)	(2,968)
Retained earnings	29,304	4,249	33,805
Accumulated other comprehensive loss	(959)	(139)	(6,090)
Total JD.com, Inc. shareholders' equity	213,366	30,936	208,911
Total liabilities, mezzanine equity and shareholders' equity	¥ 595,250	$ 86,303	¥ 496,507
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00002		$ 0.00002
Ordinary shares, shares authorized (in shares)	100,000,000,000	100,000,000,000	100,000,000,000
Class A ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares, shares issued (in shares)	2,793,298,344	2,793,298,344	2,731,123,330		152,912,100
Ordinary shares, shares outstanding (in shares)	2,756,458,772	2,756,458,772	2,690,342,230
Class B ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares, shares issued (in shares)	386,374,723	386,374,723	428,185,501
Ordinary shares, shares outstanding (in shares)	379,220,475	379,220,475	420,449,419
Parent company
ASSETS
Cash and cash equivalents	¥ 5,029	$ 729	¥ 7,417
Short-term investments | ¥			1
Internal balance	63,708	9,237	65,120
Investments in subsidiaries and consolidated VIEs	162,015	23,491	148,607
Prepayments and other assets	308	44	419
Total assets	231,060	33,501	221,564
LIABILITIES
Short-term debts | ¥			2,869
Unsecured senior notes	10,347	1,499	9,461
Long-term borrowings	6,965	1,010
Accrued expenses and other liabilities	382	56	323
Total liabilities	17,694	2,565	12,653
SHAREHOLDERS' EQUITY:
Additional paid-in capital	184,041	26,683	182,578
Statutory reserves	3,473	504	1,586
Treasury stock	(2,493)	(361)	(2,968)
Retained earnings	29,304	4,249	33,805
Accumulated other comprehensive loss	(959)	(139)	(6,090)
Total JD.com, Inc. shareholders' equity	213,366	30,936	208,911
Total liabilities, mezzanine equity and shareholders' equity	¥ 231,060	$ 33,501	¥ 221,564
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00002		$ 0.00002
Ordinary shares, shares authorized (in shares)	100,000,000,000	100,000,000,000	100,000,000,000
Parent company | Class A ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares, shares issued (in shares)	2,793,298,344	2,793,298,344	2,731,123,330
Ordinary shares, shares outstanding (in shares)	2,756,458,772	2,756,458,772	2,690,342,230
Parent company | Class B ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares, shares issued (in shares)	386,374,723	386,374,723	428,185,501
Ordinary shares, shares outstanding (in shares)	379,220,475	379,220,475	420,449,419